Share-Based Compensation	6 Months Ended
Jun. 30, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE-BASED COMPENSATION

NOTE 4: SHARE-BASED COMPENSATION

a.	In February 2014, the Company’s board of directors adopted an Employee Shares Incentive Plan (the “2014 Plan”). Under the 2014 Plan, options may be granted to employees, officers, directors, consultants, advisers and service providers of the Company.

On November 19, 2020, the board of directors approved an increase to the Company’s option pool of 21,500,000 options. As a result, the Company has a total of 58,600,000 options in the pool.

b.	Activity during the period:

The table below includes the number of share options, and the weighted average of their exercise prices:

	December 31, 2020 (audited)		June 30, 2021 (unaudited)
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS

Outstanding at beginning of period	22,093,504	0.59	48,895,227	0.30
Options forfeited	(617,572)	1.25	-	-
Option expired	(1,990,305)	1.14	(4,000,000)	0.14
Granted	29,409,600	0.09	-	-

Outstanding at end of period	48,895,227	0.30	44,895,227	0.28
Options exercisable at the end of the period	21,915,304	6.3	21,343,752	7.2

c.	The following table summarizes information about the assumptions for measuring the fair value of the options under the Black-Scholes option pricing model for the periods ended December 31, 2020 and June 30, 2021, is as follows:

	2020	2021

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	84.54%-87.53%	-
Risk-free interest rate (%)	0.69%-1.85%	-
Expected life of share options (years)	10	-

According to the data above, the fair value of options granted in the periods ended December 31, 2020 and June 30, 2021 was NIS 1,654 and NIS 0 respectively at the grant date.